Schedule of Roll Forward of Redeemable Preferred Equity (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Beginning balance	$ 5,014	$ 3,582	$ 3,582	$ 2,959
Additions from new investment	200	800	1,000	300
Distributions	(61)	(41)	(101)	(49)
Additions from reinvestments	309	250	533	372
Ending balance	$ 5,462	$ 4,591	$ 5,014	$ 3,582